Provisions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of other provisions [Line Items]
Additional provisions	£ 133	£ 536
Trade and other payables	7,190	7,476	£ 7,463
Internal cost	20,339	20,892	£ 15,397
Contract loss provisions	38	29
Regulatory [Member]
Disclosure of other provisions [Line Items]
Additional provisions	51	426
Fine [Member]
Disclosure of other provisions [Line Items]
Trade and other payables		42
Network Share Provision [Member]
Disclosure of other provisions [Line Items]
Additional provisions		5
Specific Item [Member]
Disclosure of other provisions [Line Items]
Additional provisions	£ 51	126
Specific Item [Member] | Regulatory [Member]
Disclosure of other provisions [Line Items]
Additional provisions		300
Specific Item [Member] | Provision [Member]
Disclosure of other provisions [Line Items]
Internal cost		£ 342
Top of Range [Member] | Network Share Provision [Member]
Disclosure of other provisions [Line Items]
Number of years for which costs are expected to be incurred	20 years